SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 14: SUBSEQUENT EVENTS

On July 5, 2023, the Company and the Bailey sellers agreed to extend the maturity date of the Bailey Note to June 30, 2024.

On August 21, 2023, the Company filed a Certificate of Amendment to our Certificate of Incorporation, as amended, to effect a one-for-twenty-five (1-for-25) reverse stock split effective August 22, 2023. Accordingly, all share and per share amounts for all periods presented in the accompanying consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this reverse stock split and adjustment of the preferred stock conversion ratios.

NOTE 14: SUBSEQUENT EVENTS

On January 11, 2023, the Company, entered into a Securities Purchase Agreement (the “Purchase Agreement”) with a certain accredited investor (the “Investor”), pursuant to which the Company agreed to issue and sell, in a private placement (the “Private Placement”), an aggregate of 19,000 shares (the “Shares”) of the Company’s common stock, par value $0.0001 per share (“Common Stock”), and accompanying warrants (the “Common Warrants”) to purchase 19,000 shares of Common Stock, at a combined purchase price of $97.875 per share and Common Warrant, and (ii) 32,086 pre-funded warrants (the “Pre-Funded Warrants” and together with the Common Warrants, the “Warrants” and together with the Shares and the shares of Common Stock underlying the Warrants, the “Securities”) exercisable for 32,086 shares of Common Stock, and accompanying Common Warrants to purchase 32,086 shares of Common Stock, at a combined purchase price of $97.875, less the exercise price of $0.0001, per Pre-Funded Warrant and accompanying Common Warrant, to the Investors, for aggregate gross proceeds from the Private Placement of approximately $5 million.

Each Common Warrant has an exercise price of $95 per share, will be immediately exercisable upon issuance and will expire five years from the date of issuance.

In February 2023, the Company fully repaid the December Notes for $4.0 million.

In February 2023, the Company and the Sundry Sellers verbally agreed to extend the maturity date to December 31, 2023.

On April 7, 2023, the Company and various purchasers executed a Securities Purchase Agreement (“April 2023 Notes”) whereby the investors purchased from the Company convertible promissory notes in the aggregate principal amount of $2,208,750, consisting of original issue discount of $408,750. The Company received net proceeds of $1,800,000. The April 2023 Notes are due and payable on September 30, 2023. If the April 2023 Notes are not repaid in full by the maturity date or if any other event of default occurs, (1) the face value of the April Notes will be automatically increased to 120%; (2) the April 2023 Notes will begin generating an annual interest rate of 20%, which will be paid in cash monthly until the default is cured; and (3) if such default continues for 14 or more calendar days, at the investors’ discretion, the April 2023 Notes shall become convertible at the option of the investors into shares of the Company’s common stock at a conversion price equal to the closing price of the Company’s common stock on the date of the note conversion.

On June 21, 2023, the Company and the former owners of H&J executed a Settlement Agreement and Release (the “Settlement Agreement”) whereby contemporaneously with the parties’ execution of the Settlement Agreement (i) the Company agreed to make an aggregate cash payment of $229,000 to D. Jones Tailored Collection, Ltd. (“D. Jones”), (ii) the Company issued 78,103 shares of common stock to D. Jones, and (iii) the Company assigned and transferred one hundred percent (100%) of the Company’s membership interest in H&J to D. Jones. The total estimated value of the common stock was approximately $1.4 million. We accounted for the disposition as discontinued operations in the accompanying consolidated financial statements, and as a result, we retrospectively reflected certain adjustments to the years ended December 31, 2022 and 2021 in accordance with Accounting Standard Codification (ASC) 205-20 for reporting Discounting Operations.

On August 21, 2023, the Company filed a Certificate of Amendment to our Certificate of Incorporation, as amended, to effect a one-for-twenty-five (1-for-25) reverse stock split effective August 22, 2023. Accordingly, all share and per share amounts for all periods presented in the accompanying consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this reverse stock split and adjustment of the preferred stock conversion ratios.